Property, Plant and Equipment (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	$ 315
Reversal of impairment Losses		$ 309
Property, plant and equipment including right of use assets	22,604	22,461
Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	22,604	22,461	$ 21,767
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	40,673	39,324
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(18,069)	(16,863)
Land Improvements 1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	1
Reversal of impairment Losses		19
Property, plant and equipment including right of use assets		1,175
Land Improvements 1 [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,228	1,175	1,201
Land Improvements 1 [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,726	1,631
Land Improvements 1 [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(498)	(456)
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	59
Reversal of impairment Losses		10
Property, plant and equipment including right of use assets		6,376
Buildings and Improvements [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	6,284	6,376	6,340
Buildings and Improvements [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	9,193	9,050
Buildings and Improvements [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(2,909)	(2,674)
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	60
Reversal of impairment Losses		148
Property, plant and equipment including right of use assets		11,327
Machinery And Equipment [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	11,695	11,327	11,017
Machinery And Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	24,421	23,237
Machinery And Equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(12,726)	(11,910)
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	0
Reversal of impairment Losses		95
Property, plant and equipment including right of use assets		1,115
Mine development costs [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,287	1,115	1,108
Mine development costs [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	3,223	2,938
Mine development costs [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(1,936)	(1,823)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	195
Reversal of impairment Losses		37
Property, plant and equipment including right of use assets		2,468
Assets Under Construction [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	2,110	2,468	$ 2,101
Assets Under Construction [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	2,110	2,468
Assets Under Construction [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	$ 0	0
Retail [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After tax discount rate	14.40%
Impairment Loss	$ 335	465
Retail [Member] | Intangible Assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment Loss	215
Retail [Member] | Property Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment Loss	120
Nitrogen [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment Loss	$ 195	76
Phosphate [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment Loss		$ 233